Summary of Significant Accounting Policies (Schedule Of Aging Analysis of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	$ 83,762	$ 81,453
Less than 179 days [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	65,304	63,744
180-359 days [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	6,684	4,526
360 days and greater [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	$ 11,774	$ 13,183